Stockholders' Equity (Details) - USD ($)				1 Months Ended			3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 14, 2020	Sep. 01, 2020	Jul. 02, 2020	Nov. 03, 2020	Sep. 22, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 14, 2023	Aug. 31, 2023	Sep. 14, 2022	Sep. 01, 2022	Aug. 31, 2022	Jul. 02, 2022	Sep. 14, 2021	Sep. 01, 2021	Aug. 31, 2021	Jul. 02, 2021	Jul. 01, 2021
Stockholders' Equity (Details) [Line Items]
Increase of authorized shares, description				the Company’s stockholders approved an amendment to the Company’s charter to increase the authorized shares of common stock from 100,000,000 to 300,000,000. Consequently, the Company’s charter allows the Company to issue up to 300,000,000 shares of common stock and to issue and designate its rights of, without stockholder approval, up to 5,000,000 shares of preferred stock, par value $0.0001.
Aggregate of common stock and warrants, description				the Company may in the future sell additional shares of its common stock or other securities convertible into or exchangeable for common stock at prices that are lower than the prices paid by existing stockholders, and investors purchasing shares or other securities in the future could have rights superior to existing stockholders, which could result in substantial dilution to the interests of existing stockholders.
Business combination costs (in Dollars)											$ 2,218,187
Wrote-off the Tom Benson statue (in Dollars)							$ 2,753,046	$ 2,751,229		$ 300,000	$ 8,198,469	$ 8,163,962
Proceeds from contributions from affiliates (in Dollars)										3,699,000
Shared Services Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Wrote-off the Tom Benson statue (in Dollars)										$ 251,000
2020 Omnibus Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Common stock authorized for issuance shares			1,812,728
Shares remained available for issuance							522,256		522,256		522,256
Restricted Stock [Member]
Stockholders' Equity (Details) [Line Items]
Stock–based compensation expense (in Dollars)									$ 2,772,733		$ 0
Share-based Payment Arrangement, Option [Member]
Stockholders' Equity (Details) [Line Items]
Restricted stock shares					83,612
Related to restricted share arrangements (in Dollars)											$ 3,881,827
Weighted average period											1 year 9 months
Restricted Stock Units [Member]
Stockholders' Equity (Details) [Line Items]
Restricted stock shares	148,883	64,240			138,568
Restricted stock shares vest		21,413			27,871								49,267	46,190	49,628	21,414	46,189	27,870	49,628	21,413	46,189		27,871
Stock–based compensation expense (in Dollars)							$ 593,760				$ 0
Related to restricted share arrangements (in Dollars)											$ 2,514,958
Weighted average period											2 years 3 months
Restricted Stock Units [Member] | Share-based Payment Arrangement, Option [Member]
Stockholders' Equity (Details) [Line Items]
Restricted stock shares					167,224
Restricted stock shares vest					55,741													55,742				55,741
Chief Executive Officer [Member]
Stockholders' Equity (Details) [Line Items]
Restricted stock shares			715,929
Restricted stock shares vest			238,643															238,643				238,643
Chief Financial Officer [Member]
Stockholders' Equity (Details) [Line Items]
Restricted stock shares vest			92,902															92,903				92,902
Pro Football Hall of Fame [Member] | Shared Services Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Cumulative amount received (in Dollars)						$ 5,150,000
HOF Village [Member] | Shared Services Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Cumulative amount paid (in Dollars)						$ 1,200,000
Chief Financial Officer [Member]
Stockholders' Equity (Details) [Line Items]
Restricted stock shares					278,707
Independent Directors [Member] | 2020 Omnibus Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Restricted stock shares					45,000